EQUITY - Ownership of shares (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Shares subscribed and paid up	1,719,658,728	1,719,658,728	1,719,658,728
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Total capital	R$ 19,249,181	R$ 19,249,181
Common shares
EQUITY
Shares subscribed and paid up	573,627,483	573,627,483	573,627,483
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Preferred shares
EQUITY
Shares subscribed and paid up	1,146,031,245	1,146,031,245	1,146,031,245
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Treasury Stocks
EQUITY
Shares subscribed and paid up	13,911,882	18,497,296	20,717,956
Ownership of shares, as a percentage of total issued shares	0.80%	1.10%	1.20%
Treasury Stocks | Common shares
EQUITY
Shares subscribed and paid up	1,697,538	1,697,538	1,697,538
Ownership of shares, as a percentage of total issued shares	0.20%	0.30%	0.30%
Treasury Stocks | Preferred shares
EQUITY
Shares subscribed and paid up	12,214,344	16,799,758	19,020,418
Ownership of shares, as a percentage of total issued shares	1.10%	1.50%	1.70%
Metalurgica Gerdau S.A.
EQUITY
Shares subscribed and paid up	557,898,901	560,046,701	627,751,085
Ownership of shares, as a percentage of total issued shares	32.40%	32.60%	36.50%
Metalurgica Gerdau S.A. | Common shares
EQUITY
Shares subscribed and paid up	557,898,901	557,898,901	557,898,901
Ownership of shares, as a percentage of total issued shares	97.30%	97.30%	97.30%
Metalurgica Gerdau S.A. | Preferred shares
EQUITY
Shares subscribed and paid up		2,147,800	69,852,184
Ownership of shares, as a percentage of total issued shares		0.20%	6.10%
Brazilian institutional investors
EQUITY
Shares subscribed and paid up	236,785,217	230,660,486	244,766,757
Ownership of shares, as a percentage of total issued shares	13.80%	13.40%	14.20%
Brazilian institutional investors | Common shares
EQUITY
Shares subscribed and paid up	4,363,438	3,397,955	3,068,614
Ownership of shares, as a percentage of total issued shares	0.80%	0.60%	0.50%
Brazilian institutional investors | Preferred shares
EQUITY
Shares subscribed and paid up	232,421,779	227,262,531	241,698,143
Ownership of shares, as a percentage of total issued shares	20.30%	19.80%	21.10%
Foreign institutional investors
EQUITY
Shares subscribed and paid up	492,705,610	495,218,544	431,611,203
Ownership of shares, as a percentage of total issued shares	28.70%	28.80%	25.10%
Foreign institutional investors | Common shares
EQUITY
Shares subscribed and paid up	1,895,038	3,142,148	3,875,655
Ownership of shares, as a percentage of total issued shares	0.30%	0.50%	0.70%
Foreign institutional investors | Preferred shares
EQUITY
Shares subscribed and paid up	490,810,572	492,076,396	427,735,548
Ownership of shares, as a percentage of total issued shares	42.80%	42.90%	37.30%
Other shareholders
EQUITY
Shares subscribed and paid up	418,357,118	415,235,701	394,811,727
Ownership of shares, as a percentage of total issued shares	24.30%	24.10%	23.00%
Other shareholders | Common shares
EQUITY
Shares subscribed and paid up	7,772,568	7,490,941	7,086,775
Ownership of shares, as a percentage of total issued shares	1.40%	1.30%	1.20%
Other shareholders | Preferred shares
EQUITY
Shares subscribed and paid up	410,584,550	407,744,760	387,724,952
Ownership of shares, as a percentage of total issued shares	35.80%	35.60%	33.80%